CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 141,579	$ 81,083
Time deposits	11,569	44,339
Inventories	19,005	14,883
Derivative assets	6,485	0
Accrued revenue	615	903
Restricted cash	0	3,000
Prepaid expenses and other current assets	5,363	7,008
Short term investment	4,811	0
Total current assets	200,601	165,391
FIXED ASSETS:
Vessels, net	1,105,584	1,144,318
Advances for vessels	87,299	85,204
Total fixed assets	1,192,883	1,229,522
OTHER NON CURRENT ASSETS:
Restricted cash	9,675	7,475
Derivative assets	0	672
Other non current assets	23	36
Total assets	1,403,182	1,403,096
CURRENT LIABILITIES:
Current portion of long-term debt, net	42,371	58,191
Unearned revenue	5,224	6,538
Accrued liabilities	7,858	11,807
Derivative liabilities	208	0
Total current liabilities	69,058	86,472
Long-term debt, net	497,772	478,450
Unearned revenue	2,313	2,624
Derivative liabilities	27	1,419
Other liabilities	3,305	2,513
Total liabilities	572,475	571,478
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 105,288,996 and 102,259,402 issued and outstanding at December 31, 2024 and 2025, respectively	102	105
Preferred stock, $0.01 par value; $20,000,000 authorized, 804,950 and 804,950 Series C Preferred Shares, 3,195,050 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2024 and 2025, respectively	40	40
Additional paid in capital	313,276	324,137
Retained earnings	517,289	507,336
Total shareholders’ equity	830,707	831,618
Total liabilities and shareholders’ equity	1,403,182	1,403,096
Nonrelated Party
CURRENT LIABILITIES:
Trade accounts payable	13,370	9,903
Related party
CURRENT LIABILITIES:
Trade accounts payable	27	33
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	8,854	13,346
Related party
CURRENT ASSETS:
Accounts receivable	2,320	829
CURRENT LIABILITIES:
Trade accounts payable	$ 27	$ 33